Contingent liabilities and financial commitments - General Litigation Overview - Schedule of Categories of Tobacco Related Actions Pending Against Group Companies (Details) - Case	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Medical reimbursement cases
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers	2	2
Change in Number Increase/(decrease)
Class actions
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers	19	20
Change in Number Increase/(decrease)	(1)
Individual smoking and health cases
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers	202	206
Change in Number Increase/(decrease)	(4)
Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers	305	665
Change in Number Increase/(decrease)	(360)
Broin II Cases
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers	1,171	1,183
Change in Number Increase/(decrease)	(12)
Filter Cases
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers	35	46
Change in Number Increase/(decrease)	(11)
State Settlement Agreements – Enforcement and Validity
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers	4	1
Change in Number Increase/(decrease)	3
Medical reimbursement cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers	18	18
Change in Number Increase/(decrease)
Class actions, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers	12	12
Change in Number Increase/(decrease)
Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers	54	51
Change in Number Increase/(decrease)	3